Pension, Savings, And Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Pension, Savings, And Other Employee Benefits [Abstract]
Schedule of Actuarial Assumptions Used In The Defined Benefit Pension Plan And Other Employee Benefit Plans

The actuarial assumptions used in the defined benefit pension plan and other employee benefit plans were as follows:

	Benefit Obligations			Net Periodic Benefit Cost
	2015	2014	2013	2015	2014	2013
Discount rate
Qualified pension	4.68%	4.30%	5.15%	4.30%	5.15%	4.35%
Nonqualified pension	4.33%	4.00%	4.70%	4.00%	4.70%	3.85%
Other nonqualified pension	3.57%	3.35%	4.05%	3.35%	4.05%	3.20%
Postretirement benefits	3.76% - 4.87%	3.45% - 4.45%	4.10% - 5.35%	3.45% - 4.45%	4.10% - 5.35%	3.80% - 4.55%
Expected long-term rate of return
Qualified pension/postretirement benefits	6.00%	5.85%	6.60%	5.85%	6.60%	6.05%
Postretirement benefit (retirees post January 1, 1993)	6.15%	6.35%	6.95%	6.35%	6.95%	6.05%
Postretirement benefit (retirees prior to January 1, 1993)	2.10%	2.30%	2.85%	2.30%	2.85%	3.93%

Schedule Of Components Of Net Periodic Benefit Cost
The components of net periodic benefit cost for the plan years 2015, 2014 and 2013 are as follows:

	Total Pension Benefits			Other Benefits
(Dollars in thousands)	2015	2014	2013	2015	2014	2013
Components of net periodic benefit cost
Service cost	$40	$56	$63	$146	$207	$460
Interest cost	36,424	34,915	32,361	1,413	1,754	2,033
Expected return on plan assets	(37,516)	(40,093)	(34,946)	(956)	(1,025)	(816)
Amortization of unrecognized:
Prior service cost/(credit)	333	346	353	(830)	(1,163)	(299)
Actuarial (gain)/loss	10,103	6,898	9,832	(1,014)	(1,006)	(171)
Net periodic benefit cost	9,384	2,122	7,663	(1,241)	(1,233)	1,207
ASC 715 settlement expense (a)	-	-	370	-	-	-
ASC 715 curtailment (income) (b)	-	-	-	(8,283)	-	-
ASC 715 special termination benefits (c)	-	1,009	-	-	-	-
Total periodic benefit costs	$9,384	$3,131	$8,033	$(9,524)	$(1,233)	$1,207

(a) In 2013, lump sum payments under the supplemental retirement plan triggered settlement accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the settlement and realized an ASC 715 settlement expense.

(b) In 2015, an announced revision to the retiree medical plan triggered curtailment accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the curtailment and realized a curtailment gain.

(c) In 2014, a one-time special termination benefits charge was recognized related to recalculation of a participant’s benefit under a non-qualified plan upon retirement.

Schedule Of Plans' Benefit Obligations And Plan Assets
The following tables set forth the plans' benefit obligations and plan assets for 2015 and 2014:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2015	2014	2015	2014
Change in Benefit Obligation
Benefit obligation, beginning of year	$859,853	$693,716	$35,328	$38,464
Service cost	40	56	146	207
Interest cost	36,424	34,915	1,413	1,754
Actuarial (gain)/loss	(49,919)	157,619	(2,393)	(3,293)
Actual benefits paid	(29,869)	(27,462)	(1,057)	(1,804)
Gain due to curtailment	-	-	(271)	-
Special termination benefits	-	1,009	-	-
Benefit obligation, end of year	$816,529	$859,853	$33,166	$35,328

Change in Plan Assets
Fair value of plan assets, beginning of year	$695,549	$640,605	$16,639	$16,360
Actual return on plan assets	(31,699)	78,491	(169)	973
Employer contributions	4,188	3,915	715	1,110
Actual benefits paid - settlement payments	-	-	(1,057)	(1,804)
Actual benefits paid - other payments	(29,869)	(27,462)	-	-
Fair value of plan assets, end of year	$638,169	$695,549	$16,128	$16,639

Funded status of the plans	$(178,360)	$(164,304)	$(17,038)	$(18,689)

Amounts Recognized in the Statements of
Financial Condition
Other assets	$-	$-	$12,679	$11,882
Other liabilities	(178,360)	(164,304)	(29,717)	(30,571)
Net asset/(liability) at end of year	$(178,360)	$(164,304)	$(17,038)	$(18,689)

Schedule Of Defined Benefit Plan Balances Reflected In Accumulated Other Comprehensive Income On Pre-Tax Basis

Balances reflected in accumulated other comprehensive income on a pre-tax basis for the years ended December 31, 2015 and 2014 consist of:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2015	2014	2015	2014
Amounts Recognized in Accumulated Other Comprehensive Income
Prior service cost/(credit)	$248	$581	$265	$(8,577)
Net actuarial (gain)/loss	363,457	354,264	(10,918)	(10,664)
Total	$363,705	$354,845	$(10,653)	$(19,241)

Schedule Of Changes In Plan Assets And Benefit Obligation Recognied In Other Comprehensive Income On Pre-Tax Basis
The pre-tax amounts recognized in other comprehensive income during 2015 and 2014 were as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2015	2014	2015	2014
Changes in plan assets and benefit obligation recognized in other comprehensive income
Net actuarial (gain)/loss arising during measurement period	$19,296	$119,217	$(1,268)	$(3,241)
Items amortized during the measurement period:
Prior service credit/(cost)	(333)	(346)	8,842	1,163
Net actuarial gain/(loss)	(10,103)	(6,898)	1,014	1,006
Total recognized in other comprehensive income	$8,860	$111,973	$8,588	$(1,072)

Schedule Of Estimated Amounts In Accumulated Other Comprehensive Income Loss To Be Recognized Over Next Fiscal Year Into Net Periodic Benefit Cost

The estimated net actuarial (gain)/loss, prior service cost/(credit), and transition (asset)/obligation for the plan that will amortize from accumulated other comprehensive income into net periodic benefit cost during the following fiscal year are as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2015	2014	2015	2014
Prior service cost/(credit)	$197	$332	$170	$(1,163)
Net actuarial (gain)/loss	8,271	9,582	(930)	(976)

Schedule Of Expected Benefit Payment
The following table provides detail on expected benefit payments, which reflect expected future service, as appropriate:

	Pension	Other
(Dollars in thousands)	Benefits	Benefits
2016	$32,341	$1,405
2017	34,462	1,448
2018	36,622	1,497
2019	38,690	1,549
2020	41,122	1,607
2021-2025	230,231	8,964

Schedule of Fair Value of Pension Plan Assets By Asset Category

The fair value of FHN’s pension plan assets at December 31, 2015 and 2014, by asset category classified using the Fair Value measurement hierarchy is shown in the table below.

	December 31, 2015
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$8,527	$-	$-	$8,527
Equity securities:
U.S. mid capital	11,509	-	-	11,509
Fixed income securities:
U.S. treasuries	-	9,534	-	9,534
Corporate, municipal and foreign bonds	-	197,089	-	197,089
Common and collective funds:
Fixed income	-	214,933	-	214,933
U.S. large capital	-	101,867	-	101,867
U.S. small capital	-	39,744	-	39,744
International	-	54,966	-	54,966
Total	$20,036	$618,133	$-	$638,169

	December 31, 2014
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$5,817	$-	$-	$5,817
Equity securities:
U.S. mid capital	10,803	-	-	10,803
Fixed income securities:
U.S. treasuries	-	3,684	-	3,684
Corporate, municipal and foreign bonds	-	230,808	-	230,808
Common and collective funds:
Fixed income	-	231,666	-	231,666
U.S. large capital	-	119,234	-	119,234
U.S. small capital	-	39,449	-	39,449
International	-	54,088	-	54,088
Total	$16,620	$678,929	$-	$695,549

Schedule of Fair Value Of Retiree Medical Plan Assets By Asset Category
The fair value of FHN's retiree medical plan assets at December 31, 2015 and 2014 by asset category are as follows:

	December 31, 2015
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$365	$-	$-	$365
Mutual funds:
Equity mutual funds	9,562	-	-	9,562
Fixed income mutual funds	6,201	-	-	6,201
Total	$16,128	$-	$-	$16,128

	December 31, 2014
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$425	$-	$-	$425
Mutual funds:
Equity mutual funds	9,627	-	-	9,627
Fixed income mutual funds	6,587	-	-	6,587
Total	$16,639	$-	$-	$16,639

The number of shares of FHN common stock held by the qualified pension plan was 792,607 for 2015 and 2014.